SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Deutsche Massachusetts Tax-Free Fund
Class T shares are not available for purchase.
Please Retain This Supplement for Future Reference

July 31, 2017
PRO_SAISTKR-367